INVENTORIES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
INVENTORIES

14.	INVENTORIES

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Merchandise inventories - timepieces	18,603	34,705

There were no inventory impairment losses for the years ended March 31, 2023, 2024 and 2025, respectively.

HK$31,887,000 (2024: HK$12,493,000 and 2023: HK$7,259,000) of inventories was recognised as cost of revenue in consolidated statements of profit or loss and other comprehensive income for the year ended March 31, 2025.